Derivative Liabilities - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 05, 2019	Mar. 31, 2013	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 28, 2019
Derivative [Line Items]
Derivative liability						$ 492,884
Derivative liabilities balance			$ 0	$ 0
Agent warrants, value			$ 2,180	$ 2,180	$ 1,117
2019 Investor Warrants [Member]
Derivative [Line Items]
Number of warrants exercised	760,500
Purchase price	$ 3.10
Warrants expiration date	Jun. 05, 2024
Derivative liability	$ 492,884
2013 Investor Warrants [Member]
Derivative [Line Items]
Number of warrants exercised		328,125
Purchase price		$ 32.00
Gross proceeds from exercise of warrants		$ 10,500,000
Reverse acquisition, description		Each unit consisted of one share of common stock and one five-year warrant (the "2013 Investor Warrants") to purchase one share of common stock at an initial exercise price of $32.00.
2015 Agent Warrants [Member]
Derivative [Line Items]
Warrants expiration date				Jul. 15, 2020
Derivative liability				$ 29,594
Exercised price				$ 30.00
Number of warrants issued				2,180